Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	JANUS DETROIT STREET TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001500604
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 09, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 12, 2025
Prospectus Date	rr_ProspectusDate	May 12, 2025
Janus Henderson Small Cap Growth Alpha ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Small Cap Growth Alpha ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Small Cap Growth Alpha ETF seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay brokerage commissions and other fees to financial intermediaries on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small-sized capitalization (“small cap”) companies selected for their growth potential. For purposes of the 80% policy, the Fund considers small cap companies to be those whose market capitalization falls within the 12-month range of the Russell 2000TM Growth Index.

The Fund uses an active, systematic strategy designed to select equity securities of small cap growth companies using a proprietary quantitative methodology. The Fund seeks to generate alpha and maximize expected excess returns by utilizing a set of proprietary factors or signals based on fundamental research. Alpha is a measure of how much the Fund outperforms relative to its performance benchmark index. The Fund utilizes portfolio optimization techniques to manage risk by maintaining characteristics that are similar to those of the performance benchmark index and to evaluate security combinations and weightings in an effort to construct the portfolio given the Fund’s performance benchmark index and target risk objective.

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions and include the effect of the Fund’s recurring expenses. Effective May 12, 2025, the Fund changed its investment strategy. Performance prior to May 12, 2025, reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-800-668-0434.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-668-0434
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2020	34.62%	Worst Quarter:	1st Quarter 2020	-26.88%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/24)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Janus Henderson Small Cap Growth Alpha ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value (“NAV”) may decrease. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic and other conditions and events (such as financial institution failures, economic recessions, terrorism, war, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Janus Henderson Small Cap Growth Alpha ETF | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The values of the equity securities owned by the Fund may be more volatile and underperform other asset classes and the general securities markets.
Janus Henderson Small Cap Growth Alpha ETF | Small-Sized Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holding are also subject to wider price fluctuations and tend to be less liquid that stock of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.

Janus Henderson Small Cap Growth Alpha ETF | Growth Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Janus Henderson Small Cap Growth Alpha ETF | Portfolio Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform its benchmark index or other funds with similar investment objectives.

Janus Henderson Small Cap Growth Alpha ETF | Industry and Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by negative economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.

●

Healthcare Sector Risk. Companies in the healthcare sector may be adversely affected by extensive government regulation restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.

●

Industrials Sector Risk. The industrials sector is comprised of companies who produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation and spending, import controls, and worldwide competition. In addition, companies may be adversely affected by environmental damages, product liability claims and exchange rates, and may face product obsolescence due to rapid technological developments and frequent new product introduction.

Janus Henderson Small Cap Growth Alpha ETF | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Janus Henderson Small Cap Growth Alpha ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lends its securities and is unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated cash management vehicle or time deposits. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.

Janus Henderson Small Cap Growth Alpha ETF | Exchange Listing and Trading Issues Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange Listing and Trading Issues Risk. Although Fund shares are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. The lack of an active market for Fund shares, as well as periods of high volatility, disruptions in the creation/redemption process, or factors affecting the liquidity of the underlying securities held by the Fund, may result in the Fund’s shares trading at a premium or discount to its NAV.

Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the Fund’s listing will continue to be met or will remain unchanged.

Janus Henderson Small Cap Growth Alpha ETF | Fluctuation of NAV and Market Price Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of NAV and Market Price Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. Volatile market conditions, an absence of trading in shares of the Fund, or a high volume of trading in the Fund, may result in trading prices in the Fund’s shares that differ significantly from the Fund’s NAV. Additionally, during a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly, resulting in Fund shares trading at a substantial discount to NAV. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants (“APs”) and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods, which may result in an increase in the variance between market prices of the Fund’s shares and the Fund’s NAV. Shareholders could suffer significant losses to the extent that they sell shares during a flash crash.

It cannot be predicted whether Fund shares will trade below, at, or above the Fund’s NAV. Further, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing or fixing settlement times, bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV is likely to widen. Similarly, the Exchange may be closed at times or days when markets for securities held by the Fund are open, which may increase bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV when the Exchange re-opens. The Fund’s bid-ask spread and the resulting premium or discount to the Fund’s NAV may also be impacted by the liquidity of the underlying securities held by the Fund, particularly in instances of significant volatility of the underlying securities.

Janus Henderson Small Cap Growth Alpha ETF | Authorized Participant Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Risk. The Fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. These APs have no obligation to submit creation or redemption orders and, as a result, there is no assurance that an active trading market for the Fund’s shares will be established or maintained. This risk may be heightened to the extent that the securities underlying the Fund are traded outside of a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be willing or able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund shares, and Fund shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting.

Janus Henderson Small Cap Growth Alpha ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Janus Henderson Small Cap Growth Alpha ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Janus Henderson Small Cap Growth Alpha ETF | Janus Henderson Small Cap Growth Alpha ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JSML
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Annual Return 2017	rr_AnnualReturn2017	20.54%
Annual Return 2018	rr_AnnualReturn2018	(1.45%)
Annual Return 2019	rr_AnnualReturn2019	31.06%
Annual Return 2020	rr_AnnualReturn2020	35.81%
Annual Return 2021	rr_AnnualReturn2021	2.72%
Annual Return 2022	rr_AnnualReturn2022	(28.96%)
Annual Return 2023	rr_AnnualReturn2023	29.82%
Annual Return 2024	rr_AnnualReturn2024	12.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.88%)
1 Year	rr_AverageAnnualReturnYear01	12.40%
5 Years	rr_AverageAnnualReturnYear05	7.65%
Since Inception	rr_AverageAnnualReturnSinceInception	12.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2016
Janus Henderson Small Cap Growth Alpha ETF | Janus Henderson Small Cap Growth Alpha ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.94%
5 Years	rr_AverageAnnualReturnYear05	7.46%
Since Inception	rr_AverageAnnualReturnSinceInception	12.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2016
Janus Henderson Small Cap Growth Alpha ETF | Janus Henderson Small Cap Growth Alpha ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.43%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.98%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.09%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2016	[1]
Janus Henderson Small Cap Growth Alpha ETF | Russell 3000TM Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.81%	[2]
5 Years	rr_AverageAnnualReturnYear05	13.86%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	15.09%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2016	[2]
Janus Henderson Small Cap Growth Alpha ETF | Russell 2000TM Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.15%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.86%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	11.15%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2016	[2]
Janus Henderson Small Cap Growth Alpha ETF | Janus Henderson Small Cap Growth Alpha Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.67%	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	7.96%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	12.56%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2016	[2],[3]
Janus Henderson Small/Mid Cap Growth Alpha ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Small/Mid Cap Growth Alpha ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Small/Mid Cap Growth Alpha ETF seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay brokerage commissions and other fees to financial intermediaries on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small- and mid-sized capitalization (“small/mid cap”) companies selected for their growth potential. For purposes of the 80% policy, the Fund considers small/mid cap companies to be those whose market capitalization falls within the 12-month range of the Russell 2500TM Growth Index.

The Fund uses an active, systematic strategy designed to select equity securities of small/mid cap growth companies using a proprietary quantitative methodology. The Fund seeks to generate alpha and maximize expected excess returns by utilizing a set of proprietary factors or signals based on fundamental research. Alpha is a measure of how much the Fund outperforms relative to its performance benchmark index. The Fund utilizes portfolio optimization techniques to manage risk by maintaining characteristics that are similar to those of the performance benchmark index and to evaluate security combinations and weightings in an effort to construct the portfolio given the Fund’s performance benchmark index and target risk objective.

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions and include the effect of the Fund’s recurring expenses. Effective May 12, 2025, the Fund changed its investment strategy. Performance prior to May 12, 2025, reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-800-668-0434.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-668-0434
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2020	34.59%	Worst Quarter:	1st Quarter 2020	-25.89%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/24)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Janus Henderson Small/Mid Cap Growth Alpha ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value (“NAV”) may decrease. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic and other conditions and events (such as financial institution failures, economic recessions, terrorism, war, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Janus Henderson Small/Mid Cap Growth Alpha ETF | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The values of the equity securities owned by the Fund may be more volatile and underperform other asset classes and the general securities markets.
Janus Henderson Small/Mid Cap Growth Alpha ETF | Growth Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Janus Henderson Small/Mid Cap Growth Alpha ETF | Portfolio Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform its benchmark index or other funds with similar investment objectives.

Janus Henderson Small/Mid Cap Growth Alpha ETF | Industry and Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by negative economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.

●

Healthcare Sector Risk. Companies in the healthcare sector may be adversely affected by extensive government regulation restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.

●

Industrials Sector Risk. The industrials sector is comprised of companies who produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation and spending, import controls, and worldwide competition. In addition, companies may be adversely affected by environmental damages, product liability claims and exchange rates, and may face product obsolescence due to rapid technological developments and frequent new product introduction.

Janus Henderson Small/Mid Cap Growth Alpha ETF | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Janus Henderson Small/Mid Cap Growth Alpha ETF | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lends its securities and is unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated cash management vehicle or time deposits. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.

Janus Henderson Small/Mid Cap Growth Alpha ETF | Exchange Listing and Trading Issues Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange Listing and Trading Issues Risk. Although Fund shares are listed for trading on The Nasdaq Stock Market, LLC (the ‘‘Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. The lack of an active market for Fund shares, as well as periods of high volatility, disruptions in the creation/redemption process, or factors affecting the liquidity of the underlying securities held by the Fund, may result in the Fund’s shares trading at a premium or discount to its NAV.

Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the Fund’s listing will continue to be met or will remain unchanged.

Janus Henderson Small/Mid Cap Growth Alpha ETF | Fluctuation of NAV and Market Price Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of NAV and Market Price Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. Volatile market conditions, an absence of trading in shares of the Fund, or a high volume of trading in the Fund, may result in trading prices in the Fund’s shares that differ significantly from the Fund’s NAV. Additionally, during a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly, resulting in Fund shares trading at a substantial discount to NAV. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants (“APs”) and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods, which may result in an increase in the variance between market prices of the Fund’s shares and the Fund’s NAV. Shareholders could suffer significant losses to the extent that they sell shares during a flash crash.

It cannot be predicted whether Fund shares will trade below, at, or above the Fund’s NAV. Further, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing or fixing settlement times, bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV is likely to widen. Similarly, the Exchange may be closed at times or days when markets for securities held by the Fund are open, which may increase bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV when the Exchange re-opens. The Fund’s bid-ask spread and the resulting premium or discount to the Fund’s NAV may also be impacted by the liquidity of the underlying securities held by the Fund, particularly in instances of significant volatility of the underlying securities.

Janus Henderson Small/Mid Cap Growth Alpha ETF | Authorized Participant Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Risk. The Fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. These APs have no obligation to submit creation or redemption orders and, as a result, there is no assurance that an active trading market for the Fund’s shares will be established or maintained. This risk may be heightened to the extent that the securities underlying the Fund are traded outside of a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be willing or able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund shares, and Fund shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting.

Janus Henderson Small/Mid Cap Growth Alpha ETF | Small- and Mid-Sized Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holding are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.

Janus Henderson Small/Mid Cap Growth Alpha ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Janus Henderson Small/Mid Cap Growth Alpha ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Janus Henderson Small/Mid Cap Growth Alpha ETF | Janus Henderson Small/Mid Cap Growth Alpha ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JSMD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Annual Return 2017	rr_AnnualReturn2017	23.97%
Annual Return 2018	rr_AnnualReturn2018	(3.94%)
Annual Return 2019	rr_AnnualReturn2019	30.21%
Annual Return 2020	rr_AnnualReturn2020	30.99%
Annual Return 2021	rr_AnnualReturn2021	8.56%
Annual Return 2022	rr_AnnualReturn2022	(23.00%)
Annual Return 2023	rr_AnnualReturn2023	26.88%
Annual Return 2024	rr_AnnualReturn2024	15.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.89%)
1 Year	rr_AverageAnnualReturnYear01	15.13%
5 Years	rr_AverageAnnualReturnYear05	9.85%
Since Inception	rr_AverageAnnualReturnSinceInception	13.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2016
Janus Henderson Small/Mid Cap Growth Alpha ETF | Janus Henderson Small/Mid Cap Growth Alpha ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.86%
5 Years	rr_AverageAnnualReturnYear05	9.72%
Since Inception	rr_AverageAnnualReturnSinceInception	13.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2016
Janus Henderson Small/Mid Cap Growth Alpha ETF | Janus Henderson Small/Mid Cap Growth Alpha ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.05%	[4]
5 Years	rr_AverageAnnualReturnYear05	7.79%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.53%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2016	[4]
Janus Henderson Small/Mid Cap Growth Alpha ETF | Russell 3000TM Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.81%	[5]
5 Years	rr_AverageAnnualReturnYear05	13.86%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	15.09%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2016	[5]
Janus Henderson Small/Mid Cap Growth Alpha ETF | Russell 2500TM Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.90%	[5]
5 Years	rr_AverageAnnualReturnYear05	8.08%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	12.29%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2016	[5]
Janus Henderson Small/Mid Cap Growth Alpha ETF | Russell 2000TM Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.15%	[5]
5 Years	rr_AverageAnnualReturnYear05	6.86%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	11.15%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2016	[5]
Janus Henderson Small/Mid Cap Growth Alpha ETF | Janus Henderson Small/Mid Cap Growth Alpha Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.47%	[5],[6]
5 Years	rr_AverageAnnualReturnYear05	10.18%	[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception	14.23%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2016	[5],[6]

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[2]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[3]	Effective May 12, 2025, the Fund no longer tracks the Janus Henderson Small Cap Growth Alpha Index to align with changes made to the Fund’s investment strategies and investment restrictions. Returns for the index will be shown for a transition period.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[5]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[6]	Effective May 12, 2025, the Fund no longer tracks the Janus Henderson Small/Mid Cap Growth Alpha Index and added the Russell 2000 Growth Index because the Russell 2000 Growth Index closely aligns with changes made to the Fund’s investment strategies and investment restrictions. Returns for both benchmarks will be shown for a transition period.